SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	7 years	7 years
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	7 years	7 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years	5 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years	7 years